Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 30, 2026	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Warrant exercisable					$ 3.0
Exercise price (in Dollars per share)					$ 5.265
Contingent consideration liability					$ 5.1
Newly issed warrants					$ 3.9
Nonadjusting Events After Reporting Period [Member]
Subsequent Events [Line Items]
Remaining earnout payments		$ 21.5	$ 18.0	$ 15.0
Nonadjusting Events After Reporting Period [Member] | OrbiMed [Member]
Subsequent Events [Line Items]
Gross proceeds from related party	$ 20.0